Sterling Capital Quality Income Fund

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 14 .0%
$ 93,334
ARI Fleet Lease Trust , Series 2021-A,
Class A3 , 0.680% , 3/15/30 (a) ........
$ 92,117
470,000
ARI Fleet Lease Trust , Series 2022-A,
Class A3 , 3.430% , 1/15/31 (a) ........
461,357
1,250,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2023-4A, Class A , 5.490% ,
6/20/29 (a) .....................
1,252,662
509,000
Carvana Auto Receivables Trust , Series
2021-P2, Class B , 1.270% , 3/10/27 ....
473,724
600,000
Carvana Auto Receivables Trust , Series
2021-P3, Class B , 1.420% , 8/10/27 ....
547,239
620,000
Citibank Credit Card Issuance Trust , Series
2007-A3, Class A3 , 6.150% , 6/15/39 (b)
663,874
31
Citicorp Residential Mortgage Trust ,
STEP, Series 2007-2, Class A6 , 4.543% ,
6/25/37 .......................
31
410,000
Enterprise Fleet Financing, LLC , Series
2021-3, Class A3 , 1.220% , 8/20/27 (a) ..
393,378
544,000
Enterprise Fleet Financing, LLC , Series
2023-1, Class A3 , 5.420% , 10/22/29 (a) .
543,696
332,864
Enterprise Fleet Funding, LLC , Series
2021-1, Class A3 , 0.700% , 12/21/26 (a) .
327,483
415,000
Ford Credit Auto Owner Trust , Series
2021-2, Class A , 1.530% , 5/15/34 (a) ...
381,190
130,356
GreatAmerica Leasing Receivables
Funding, LLC , Series 2021-1, Class A4 ,
0.550% , 12/15/26 (a) ..............
128,412
1,295,000
Hertz Vehicle Financing III L.P. , Series
2021-2A, Class A , 1.680% , 12/27/27 (a)
1,181,914
1,315,000
OneMain Direct Auto Receivables Trust ,
Series 2023-1A, Class A , 5.410% ,
11/14/29 (a) .....................
1,313,545
630,000
OneMain Financial Issuance Trust ,
Series 2019-2A, Class A , 3.140% ,
10/14/36 (a) (b) ..................
593,147
480,000
OneMain Financial Issuance Trust ,
Series 2021-1A, Class A1 , 1.550% ,
6/16/36 (a) (b) ...................
436,639
950,000
Santander Drive Auto Receivables Trust ,
Series 2023-3, Class B , 5.610% , 7/17/28
950,758
105,964
Saxon Asset Securities Trust , Series 2004-
3, Class M1 , 6.360% , (TSFR1M plus
1.01%) , 12/26/34 (c) ..............
101,485
225,517
SoFi Professional Loan Program Trust ,
Series 2020-A, Class A2FX , 2.540% ,
5/15/46 (b) .....................
211,226
561,000
Synchrony Card Funding, LLC , Series
2023-A1, Class A , 5.540% , 7/15/29 ...
564,751
1,000,000
Toyota Auto Loan Extended Note Trust ,
Series 2022-1A, Class A , 3.820% ,
4/25/35 (a) .....................
967,145
35,867
U.S. Small Business Administration , Series
2010-20D, Class 1 , 4.360% , 4/1/30 (b) ..
34,594
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 1,000,000
Wheels Fleet Lease Funding 1, LLC , Series
2023-2A, Class A , 6.460% , 8/18/38 (a) .
$ 1,007,926
Total Asset Backed Securities
(Cost $ 13,088,762 ) ............... 12,628,293
COLLATERALIZED MORTGAGE OBLIGATIONS — 23 .9%
317,844
Chase Home Lending Mortgage Trust ,
Series 2019-ATR2, Class A3 , 3.500% ,
7/25/49 (a) (d) ...................
279,762
9,057
Citigroup Mortgage Loan Trust, Inc. , Series
2004-NCM2, Class 3CB2 , 6.500% ,
8/25/19 .......................
9,003
24,426
Countrywide Home Loan Mortgage Pass-
Through Trust , Series 2004-3, Class A4 ,
5.750% , 4/25/34 .................
23,146
26,259
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates , Series
2004-1, Class 2A1 , 6.500% , 2/25/34 ...
25,969
34,281
Fannie Mae , Series 2003-19, Class AR ,
5.500% , 3/25/33 .................
34,693
133,646
Fannie Mae , Series 2003-21, Class OW ,
4.000% , 3/25/33 .................
126,980
682,000
Fannie Mae , Series 2008-2, Class PH ,
5.500% , 2/25/38 .................
677,701
527,000
Fannie Mae , Series 2009-28, Class HX ,
5.000% , 5/25/39 .................
516,507
825,833
Fannie Mae , Series 2010-150, Class YL ,
4.000% , 1/25/41 .................
732,361
794,862
Fannie Mae , Series 2011-131, Class PB ,
4.500% , 12/25/41 ................
777,601
61,878
Fannie Mae , Series 2011-74, Class QM ,
4.500% , 11/25/40 ................
61,102
932,404
Fannie Mae , Series 2013-30, Class PY ,
3.000% , 4/25/43 .................
875,535
270,367
Fannie Mae , Series 2013-91, Class DV ,
3.000% , 10/25/26 ................
263,367
953,174
Fannie Mae , Series 2015-65, Class CZ ,
3.500% , 9/25/45 .................
794,160
506,368
Fannie Mae , Series 2016-11, Class GA ,
2.500% , 3/25/46 .................
457,665
114,019
Fannie Mae , Series 2016-85, Class GA ,
2.500% , 10/25/45 ................
102,040
1,495,000
Fannie Mae , Series 2017-42, Class HL ,
3.000% , 6/25/47 .................
1,308,329
325,714
Fannie Mae , Series 2020-10, Class Q ,
3.000% , 3/25/50 .................
271,896
798,560
Fannie Mae , Series 2020-5, Class MG ,
3.500% , 2/25/50 .................
715,522
662,399
Fannie Mae , Series 2023-65, Class BL ,
3.500% , 9/25/49 .................
532,214
640,903
Fannie Mae , Series 2024-20, Class KL ,
3.500% , 1/25/48 .................
525,115
55,256
Freddie Mac , Series 2485, Class WG ,
6.000% , 8/15/32 .................
56,502

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 132,551
Freddie Mac , Series 2768, Class PC ,
4.000% , 3/15/34 .................
$ 124,925
120,196
Freddie Mac , Series 3042, Class PZ ,
5.750% , 9/15/35 .................
121,900
76,060
Freddie Mac , Series 3440, Class EM ,
5.000% , 4/15/38 .................
76,185
500,000
Freddie Mac , Series 3714, Class PB ,
4.750% , 8/15/40 (b) ...............
484,499
3,699
Freddie Mac , Series 3803, Class PJ ,
4.250% , 1/15/41 .................
3,656
200,000
Freddie Mac , Series 3815, Class TB ,
4.500% , 2/15/41 .................
187,432
105,690
Freddie Mac , Series 3816, Class HM ,
4.500% , 5/15/40 .................
103,762
990,000
Freddie Mac , Series 3895, Class PW ,
4.500% , 7/15/41 .................
952,746
460,000
Freddie Mac , Series 4088, Class CD ,
3.000% , 8/15/42 .................
367,216
300,000
Freddie Mac , Series 4094, Class ME ,
2.500% , 8/15/42 .................
258,521
215,000
Freddie Mac , Series 4097, Class CU ,
1.500% , 8/15/27 .................
198,905
724,000
Freddie Mac , Series 4125, Class JC ,
2.500% , 11/15/42 ................
551,110
628,000
Freddie Mac , Series 4135, Class AY ,
2.000% , 11/15/42 ................
488,329
479,694
Freddie Mac , Series 4136, Class HZ ,
3.500% , 11/15/27 ................
462,634
119,000
Freddie Mac , Series 4160, Class HH ,
2.500% , 12/15/32 (b) ..............
107,969
110,991
Freddie Mac , Series 4173, Class NB ,
3.000% , 3/15/43 .................
98,681
61,835
Freddie Mac , Series 4215, Class LD ,
2.000% , 7/15/41 .................
58,490
30,185
Freddie Mac , Series 4293, Class MH ,
3.000% , 12/15/41 ................
28,440
86,660
Freddie Mac , Series 4352, Class ZX ,
4.000% , 4/15/44 .................
82,210
1,000,000
Freddie Mac , Series 4507, Class GB ,
3.000% , 9/15/45 .................
849,751
475,000
Freddie Mac , Series 4650, Class JE ,
3.000% , 7/15/46 .................
399,899
1,070,991
Freddie Mac , Series 4795, Class JB ,
4.000% , 5/15/48 .................
993,555
816,580
Freddie Mac , Series 4941, Class MB ,
3.000% , 7/25/49 .................
707,539
370,135
Freddie Mac , Series 5115, Class G ,
2.500% , 9/25/50 .................
295,659
178,018
Freddie Mac Strips , Series 219, Class PO ,
0.699% , 3/1/32 ..................
156,219
921,554
Freddie Mac Strips , Series 236, Class PO ,
2.740% , 4/1/36 ..................
739,998
47,488
Ginnie Mae , Series 2004-69, Class GC ,
5.500% , 4/20/34 .................
47,670
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 386,422
Ginnie Mae , Series 2005-60, Class WZ ,
5.500% , 9/20/35 .................
$ 388,830
166,673
Ginnie Mae , Series 2007-57, Class ZA ,
5.750% , 10/20/37 ................
167,391
750,000
Ginnie Mae , Series 2011-135, Class PG ,
3.000% , 10/16/41 ................
639,554
712,000
Ginnie Mae , Series 2017-75, Class DL ,
3.000% , 3/20/47 .................
578,079
830,000
Ginnie Mae , Series 2019-6, Class JK ,
3.500% , 1/20/49 .................
720,618
1,000,000
Ginnie Mae , Series 2023-81, Class AL ,
4.500% , 8/20/40 .................
957,025
Total Collateralized Mortgage Obligations
(Cost $ 23,078,092 ) ............... 21,566,567
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 18 .6%
250,000
BANK 2020-BNK29 , Series 2020-BN29,
Class A4 , 1.997% , 11/15/53 .........
200,383
252,000
BANK5 Trust , Series 2024-5YR6, Class
A3 , 6.225% , 5/15/57 ..............
260,473
240,000
BANK5 Trust , Series 2024-5YR6, Class
AS , 6.790% , 5/15/57 (d) ............
250,118
325,000
BBCMS Mortgage Trust , Series 2020-C7,
Class A5 , 2.037% , 4/15/53 ..........
273,695
75,000
BBCMS Mortgage Trust , Series 2024-
5C25, Class A3 , 5.946% , 3/15/57 .....
76,877
51,000
BBCMS Mortgage Trust , Series 2024-
5C25, Class AS , 6.358% , 3/15/57 (d) ...
52,240
165,000
BBCMS Mortgage Trust , Series 2024-C26,
Class A5 , 5.829% , 5/15/57 ..........
172,087
589,492
Benchmark Mortgage Trust , Series 2020-
B18, Class A5 , 1.925% , 7/15/53 ......
480,551
1,250,000
Benchmark Mortgage Trust , Series 2020-
B21, Class A5 , 1.978% , 12/17/53 (b) ...
1,020,016
80,000
Benchmark Mortgage Trust , Series 2023-
V2, Class AS , 6.537% , 5/15/55 (d) ....
81,946
220,000
Benchmark Mortgage Trust , Series 2024-
V5, Class A3 , 5.805% , 1/10/57 .......
223,596
85,000
Benchmark Mortgage Trust , Series 2024-
V6, Class A3 , 5.926% , 3/15/29 .......
86,876
323,000
Benchmark Mortgage Trust , Series 2024-
V6, Class AS , 6.384% , 3/15/29 ......
331,596
209,000
Benchmark Mortgage Trust , Series 2024-
V7, Class A3 , 6.228% , 5/15/56 (d) ....
215,924
167,000
Benchmark Mortgage Trust , Series 2024-
V7, Class AS , 6.533% , 5/15/56 (d) ....
172,677
185,000
BMO Mortgage Trust , Series 2024-C9,
Class A5 , 5.759% , 7/15/57 (e) ........
190,549
156,000
BMO Mortgage Trust , Series 2024-C9,
Class AS , 6.127% , 7/15/57 (d) (e) .....
160,680

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 261,261
BX Commercial Mortgage Trust ,
Series 2021-ACNT, Class C , 6.943% ,
(TSFR1M plus 1.61%) , 11/15/38 (a) (c) .
$ 257,507
252,184
BX Trust , Series 2021-RISE, Class
C , 6.893% , (TSFR1M plus 1.56%) ,
11/15/36 (a) (c) ...................
247,535
589,000
CD Mortgage Trust , Series 2016-CD2,
Class A4 , 3.526% , 11/10/49 (b) (d) .....
549,361
700,000
CD Mortgage Trust , Series 2017-CD3,
Class A4 , 3.631% , 2/10/50 ..........
649,340
100,000
CFCRE Commercial Mortgage Trust ,
Series 2016-C7, Class A3 , 3.839% ,
12/10/54 .......................
95,279
500,000
Citigroup Commercial Mortgage Trust ,
Series 2015-GC33, Class A4 , 3.778% ,
9/10/58 .......................
484,303
266,000
COMM Mortgage Trust , Series 2014-
CR20, Class A4 , 3.590% , 11/10/47 ....
264,222
455,000
COMM Mortgage Trust , Series 2014-
UBS4, Class A5 , 3.694% , 8/10/47 ....
453,933
250,000
COMM Mortgage Trust , Series 2017-
COR2, Class A3 , 3.510% , 9/10/50 (b) ..
234,008
500,000
CSAIL Commercial Mortgage Trust , Series
2015-C3, Class A4 , 3.718% , 8/15/48 (b)
486,698
250,708
ELP Commercial Mortgage Trust , Series
2021-ELP, Class C , 6.763% , (TSFR1M
plus 1.43%) , 11/15/38 (a) (c) .........
247,272
1,000,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K1522,
Class A2 , 2.361% , 10/25/36 .........
768,125
140,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K159, Class
A2 , 3.950% , 11/25/30 (d) ...........
133,877
327,177
FRESB Mortgage Trust , Series 2017-SB36,
Class A10F , 2.880% , 7/25/27 (b) (d) ....
309,312
536,980
Ginnie Mae , Series 2014-126, Class A ,
2.500% , 11/16/46 ................
501,895
376,890
Ginnie Mae , Series 2019-79, Class V ,
2.800% , 3/16/29 .................
351,424
9,849
GS Mortgage Securities Trust , Series 2010-
C1, Class B , 5.148% , 8/10/43 (a) ......
9,832
77,189
GS Mortgage Securities Trust , Series 2014-
GC24, Class A5 , 3.931% , 9/10/47 ....
76,877
500,000
GS Mortgage Securities Trust , Series 2016-
GS4, Class A4 , 3.442% , 11/10/49 (b) (d)
474,878
64,000
GS Mortgage Securities Trust , Series 2020-
GC47, Class A5 , 2.377% , 5/12/53 ....
54,436
500,000
GS Mortgage Securities Trust , Series 2020-
GSA2, Class A5 , 2.012% , 12/12/53 (b) .
402,076
109,804
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2011-C3, Class
B , 5.013% , 2/15/46 (a) (d) ...........
102,775
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 185,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2016-JP4, Class
A4 , 3.648% , 12/15/49 (d) ...........
$ 174,772
272,691
Med Trust , Series 2021-MDLN, Class
C , 7.243% , (TSFR1M plus 1.91%) ,
11/15/38 (a) (c) ...................
272,606
58,895
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2014-C18, Class A4 ,
3.923% , 10/15/47 (b) ..............
58,597
300,167
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2014-C19, Class A4 ,
3.526% , 12/15/47 ................
297,479
500,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2016-C32, Class A4 ,
3.720% , 12/15/49 (b) ..............
478,303
435,000
Morgan Stanley Capital I Trust , Series
2018-H3, Class A5 , 4.177% , 7/15/51 ..
413,595
659,333
Morgan Stanley Capital I Trust , Series
2020-HR8, Class A4 , 2.041% , 7/15/53 .
550,231
195,000
OPG Trust , Series 2021-PORT, Class
C , 6.275% , (TSFR1M plus 0.95%) ,
10/15/36 (a) (c) ...................
191,405
235,642
SMR Mortgage Trust , Series 2022-IND,
Class A , 6.979% , (TSFR1M plus 1.65%) ,
2/15/39 (a) (c) ...................
229,850
600,000
Wells Fargo Commercial Mortgage Trust ,
Series 2014-LC18, Class A5 , 3.405% ,
12/15/47 .......................
592,196
644,000
Wells Fargo Commercial Mortgage Trust ,
Series 2015-P2, Class A4 , 3.809% ,
12/15/48 .......................
626,639
50,000
Wells Fargo Commercial Mortgage Trust ,
Series 2016-C37, Class A5 , 3.794% ,
12/15/49 .......................
47,898
300,000
Wells Fargo Commercial Mortgage Trust ,
Series 2017-C40, Class A4 , 3.581% ,
10/15/50 .......................
283,049
220,800
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C56, Class A5 , 2.448% ,
6/15/53 .......................
187,492
500,000
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C57, Class A4 , 2.118% ,
8/15/53 .......................
419,854
300,000
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C58, Class A4 , 2.092% ,
7/15/53 .......................
247,073
302,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C23, Class A5 , 3.917% ,
10/15/57 .......................
298,545
Total Commercial Mortgage-Backed
Securities
(Cost $ 18,422,394 ) ............... 16,774,833

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — 0 .3%
Diversified REITs — 0 .3%
$ 250,000
American Tower Trust , 3.652% ,
3/23/28 (a) (b) ................... $ 235,023
Total Corporate Bonds
(Cost $ 250,000 ) ................. 235,023
MORTGAGE-BACKED SECURITIES — 37 .4%
Fannie Mae
—
16 .3%
86,772
3.000% , 1/1/31 , Pool #BA6574 ........ 82,694
274,366
4.500% , 3/1/34 , Pool #CA3294 ........ 270,621
244,781
2.500% , 11/1/35 , Pool #CA7939 ....... 221,305
50,737
5.500% , 6/1/38 , Pool #984277 (b) ....... 50,896
27,753
5.500% , 8/1/38 , Pool #995072 ......... 27,888
36,187
4.500% , 9/1/39 , Pool #AC1830 ........ 35,208
35,118
4.500% , 10/1/40 , Pool #AE4855 ....... 34,168
63,992
3.500% , 2/1/41 , Pool #AH5646 ........ 58,941
103,873
4.000% , 3/1/41 , Pool #AH4008 ........ 98,193
308,067
2.500% , 5/1/41 , Pool #MA4334 ........ 266,806
27,486
4.500% , 6/1/41 , Pool #AC9298 ........ 26,703
70,275
5.000% , 7/1/41 , Pool #AI5595 ......... 69,522
121,853
4.000% , 9/1/41 , Pool #AJ1717 ........ 115,181
582,320
6.000% , 8/1/43 , Pool #MA5129 ........ 589,635
35,441
4.500% , 10/1/44 , Pool #MA2066 ....... 34,306
106,858
4.000% , 12/1/44 , Pool #MA2127 ....... 100,235
102,962
4.500% , 1/1/45 , Pool #MA2158 ........ 99,667
125,544
3.500% , 3/1/45 , Pool #AS4552 ........ 113,997
114,882
4.000% , 10/1/45 , Pool #AL7487 ....... 107,739
784,450
3.000% , 10/1/46 , Pool #BC4764 ....... 685,929
77,092
4.000% , 11/1/46 , Pool #MA2808 ....... 72,259
102,588
3.000% , 2/1/47 , Pool #BE2329 ........ 89,625
56,866
4.000% , 5/1/47 , Pool #BE9598 ........ 53,147
48,533
4.500% , 11/1/47 , Pool #BM3286 ....... 47,034
56,862
4.500% , 5/1/48 , Pool #CA1711 ........ 54,490
1,408,122
3.500% , 6/1/50 , Pool #CA6097 ........ 1,261,691
197,103
3.000% , 7/1/50 , Pool #CA6422 ........ 169,784
193,235
3.000% , 7/1/50 , Pool #CA6421 ........ 166,472
473,537
2.500% , 8/1/50 , Pool #FM4053 ........ 394,857
311,973
2.500% , 8/1/50 , Pool #FM4055 ........ 258,871
734,117
3.000% , 8/1/50 , Pool #FS0973 ........ 639,801
453,861
2.500% , 3/1/51 , Pool #FM6523 ........ 375,839
313,792
3.000% , 5/1/51 , Pool #FM7346 ........ 270,200
997,940
2.500% , 8/1/51 , Pool #FM8438 ........ 830,448
1,178,083
4.000% , 8/1/51 , Pool #FS1976 ........ 1,097,537
292,479
3.000% , 11/1/51 , Pool #CB2170 ....... 249,759
769,425
3.500% , 2/1/52 , Pool #MA4550 ........ 687,455
878,390
3.000% , 3/1/52 , Pool #BV4143 ........ 764,621
687,523
3.500% , 4/1/52 , Pool #FS1185 ........ 610,662
641,128
3.500% , 4/1/52 , Pool #FS1260 ........ 573,101
617,784
4.500% , 6/1/52 , Pool #FS2157 ........ 589,994
476,467
5.000% , 11/1/52 , Pool #CB5278 ....... 461,762
542,974
5.500% , 3/1/53 , Pool #FS3925 ........ 539,747
1,332,660
6.000% , 6/1/53 , Pool #FS6616 ........ 1,341,719
14,690,509
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
—
20 .6%
$ 32,210
4.000% , 11/1/32 , Pool #ZS8993 ....... $ 31,246
157,862
3.500% , 5/1/35 , Pool #ZA2378 ........ 149,646
119,002
4.000% , 5/1/37 , Pool #ZA2461 ........ 114,294
17,351
5.500% , 10/1/39 , Pool #ZI9359 ........ 17,436
29,645
5.000% , 4/1/40 , Pool #ZI9910 ......... 29,358
50,213
5.500% , 4/1/40 , Pool #ZA1042 ........ 50,458
158,353
2.000% , 8/1/40 , Pool #RB5076 ........ 133,896
21,012
5.000% , 8/1/40 , Pool #ZA1056 ........ 20,804
54,076
4.000% , 11/1/40 , Pool #ZJ0654 ........ 51,116
58,450
4.000% , 12/1/40 , Pool #ZJ0811 ........ 55,251
141,201
3.500% , 8/1/42 , Pool #ZL3508 ........ 128,832
586,077
6.000% , 2/1/43 , Pool #RB5221 ........ 593,438
178,167
3.500% , 3/1/43 , Pool #ZT1107 ........ 163,326
753,756
3.500% , 1/1/45 , Pool #SD1309 ........ 687,982
105,627
3.500% , 3/1/45 , Pool #ZT1164 ........ 95,655
83,614
3.000% , 1/1/46 , Pool #ZS4646 ........ 73,335
89,841
4.000% , 4/1/46 , Pool #ZM1015 ........ 84,255
87,185
3.500% , 12/1/47 , Pool #ZM5123 ....... 78,899
1,785,709
4.000% , 6/1/48 , Pool #ZT0541 ........ 1,669,857
221,299
2.500% , 11/1/49 , Pool #QA4396 ....... 183,184
618,179
2.500% , 7/1/51 , Pool #QC4230 ........ 517,720
940,955
3.000% , 8/1/51 , Pool #SD8162 ........ 802,341
1,501,158
2.500% , 9/1/51 , Pool #RA5921 ........ 1,242,817
416,321
3.000% , 2/1/52 , Pool #SD8195 ........ 355,367
841,776
3.500% , 4/1/52 , Pool #SD0957 ........ 751,647
695,921
4.500% , 6/1/52 , Pool #SD1265 ........ 659,613
1,088,590
4.500% , 8/1/52 , Pool #SD1515 ........ 1,029,563
728,516
5.000% , 10/1/52 , Pool #SD1710 ....... 708,774
915,009
5.000% , 11/1/52 , Pool #SD1727 ....... 892,072
678,645
5.000% , 1/1/53 , Pool #RA8382 ........ 657,572
889,904
5.500% , 2/1/53 , Pool #QF8052 ........ 880,864
936,067
5.000% , 3/1/53 , Pool #SD2390 ........ 910,490
1,177,903
4.500% , 5/1/53 , Pool #SD2952 ........ 1,126,060
441,942
6.000% , 5/1/53 , Pool #SD3072 ........ 444,944
956,614
5.000% , 6/1/53 , Pool #SD3128 ........ 930,480
943,467
5.500% , 6/1/53 , Pool #SD3136 ........ 937,304
1,272,417
6.000% , 7/1/53 , Pool #SD3223 ........ 1,287,643
18,547,539
Ginnie Mae
—
0 .5%
6,852
4.000% , 12/20/40 , Pool #755678 ....... 6,514
483,040
4.000% , 7/20/52 , Pool #786280 ........ 448,467
454,981
Total Mortgage-Backed Securities
(Cost $ 36,226,714 ) ............... 33,693,029
U.S. GOVERNMENT AGENCIES — 0 .5%
Federal Home Loan Banks
—
0 .5%
550,000
1.900% , 10/7/31 ................... 455,508
Total U.S. Government Agencies
(Cost $ 469,716 ) ................. 455,508

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Principal
Amount Fair Value
U.S. TREASURY BONDS — 3 .0%
$ 2,250,000
2.375% , 2/15/42 ................. $ 1,645,576
1,815,000
1.875% , 11/15/51 (b) .............. 1,061,208
Total U.S. Treasury Bonds
(Cost $ 3,191,294 ) ................ 2,706,784
U.S. TREASURY NOTES — 1 .3%
147,000
0.625% , 5/15/30 ................. 118,944
200,000
1.375% , 11/15/31 ................ 162,906
1,000,000
1.875% , 2/15/32 ................. 840,820
Total U.S. Treasury Notes
(Cost $ 1,290,845 ) ................ 1,122,670
Shares
MONEY MARKET FUND — 1 .0%
915,836
Federated Treasury Obligations Fund ,
Institutional Shares , 5.17% (f) ........
915,836
Total Money Market Fund
(Cost $ 915,836 ) ................. 915,836
Total Investments — 100 .0%
(Cost $ 96,933,653 ) ............................ 90,098,543
Net Other Assets (Liabilities) — 0 .0% ............... (4,093)
NET ASSETS — 100.0% .......................
$ 90,094,450
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2024. The maturity date reflected is the final maturity date.
(e) Represents securities purchased on a when-issued basis. At June 30, 2024, total cost of investments purchased on a when-issued basis was $351,229.
(f) Represents the current yield as of report date.
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Quality Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
June 30, 2024 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Quality Income Fund ................. $ 915,836 (a) $ 89,182,707 (b) $ — $ 90,098,543
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
June 30, 2024 (Unaudited)
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.